Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Long-term duties and levies payable relating to finance leases	¥ 1,159	¥ 1,487
Deferred gains relating to government grants	121	152
Provision for early retirement benefit obligations and other benefit obligations	251	295
Other long-term payables	659	638
Other long-term liabilities	2,190	2,572
Less: current portion included in other payables and accruals (Note 35)	(235)	(294)
Non-current portion	¥ 1,955	¥ 2,278